INCOME TAXES (Tables)	12 Months Ended
Oct. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year Ended October 31,
	2016	2015
Federal:
Current	$-	$-
Deferred	(1,631,000)	(487,000)
State:
Current	-	-
Deferred	(134,000)	(120,000)
Adjustment to valuation allowance related to net deferred tax assets	1,765,000	607,000
	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2016	2015
Long-term deferred tax assets:
Federal and state NOL and tax credit carryforwards	$33,079,000	$31,261,000
Deferred compensation	6,232,000	6,522,000
Intangibles	713,000	483,000
Other	289,000	282,000
Subtotal	40,313,000	38,548,000

Less: valuation allowance	(40,313,000)	(38,548,000)
Deferred tax asset, net	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Year Ended October 31,
2016			2015
Income tax benefit at U.S.
Federal statutory income Tax rate	$(1,706,000)	(34.0)%	$(469,000)	(34.0)%
State income taxes	(411,000)	(8.2)%	(117,000)	(8.5)%
Permanent differences	2,000	0.1%	1,000	0.1%
Expiring net operating losses, credits and other	350,000	7.0%	(22,000)	(1.6)%
Change in valuation allowance	1,765,000	35.1%	607,000	44.0%
Income tax provision	$-	0.0%	$-	0.0%